Jan. 27, 2017

BLACKROCK FUNDSSM

BlackRock Small Cap Growth Equity Portfolio

(the “Fund”)

Supplement dated February 3, 2017 to the Summary Prospectus, the Prospectus and the Statement of Additional Information (“SAI”) of the Fund, each dated January 27, 2017

This Supplement was previously filed on January 27, 2017.

On December 15, 2016, the Board of Trustees of BlackRock FundsSM approved a change in the name of the Fund to “BlackRock Advantage Small Cap Growth Fund.” This change is expected to become effective on February 15, 2017.

Effective until February 15, 2017, the following change is made to the Fund’s Summary Prospectus, Prospectus and SAI:

Effective until February 15, 2017, all references to BlackRock Advantage Small Cap Growth Fund are changed to BlackRock Small Cap Growth Equity Portfolio. Effective on February 15, 2017, the name of the Fund will be BlackRock Advantage Small Cap Growth Fund.